ADVANCE TO VENDORS, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to investment consultants	$ 2,000,000